Share-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
24.	Share-based compensation

58.com Share-based Awards

In March 2010, the Group authorized an employment- related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. According to the resolutions of the Board of Directors of the Group in April, November 2011 and January 2013, the number of ordinary shares available for issuance under the 2010 Plan was increased to 20,173,225. The majority of options granted under 2010 plan were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2013 Plan is 2,800,000 shares as of the date of its adoption. The number of shares reserved for future issuances under the 2013 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, on the first day of each calendar year during the term of the 2013 Plan beginning in 2015, or such lesser number of ordinary shares as determined by the Board of Directors. According to the resolutions of the Board of Directors of the Group in April and December 2015, 2016 and 2017, the number of ordinary shares available for issuance under the 2013 Plan was increased to 22,277,223. The options and RSUs granted under the 2013 Plan were to be vested over three to five years, the majority of which shall have one fourth (1/4) vested and exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.

As of December 31, 2017, the Group has reserved 5,249,518 ordinary shares available to be granted as share-based awards.

A summary of the Group’s share option activities under the 2010 and 2013 Plan for the years ended December 31, 2015, 2016 and 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2014	6,788,070	4.14	7.75	112,925
Granted	1,638,600	20.72
Forfeited and expired	(279,626)	7.22
Exercised	(1,118,334)	3.10		27,785
Outstanding as of December 31, 2015	7,028,710	8.05	7.43	175,250
Granted	—
Forfeited and expired	(646,030)	17.08
Exercised	(934,880)	3.38		19,356
Outstanding as of December 31, 2016	5,447,800	7.78	6.39	43,531
Granted	—
Forfeited and expired	(99,344)	15.36
Exercised	(2,403,566)	6.29		45,141
Outstanding as of December 31, 2017	2,944,890	8.74	5.31	79,662
Exercisable as of December 31, 2017	2,239,934	5.01	4.60	68,927
Fully vested and expected to vest as of December 31, 2017	11,698,938

The weighted average grant date fair value of options granted for the year ended December 31, 2015 was US$12.05 per share.

The following table sets forth the summary of RSUs activities for the years ended December 31, 2015, 2016 and 2017:

		Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2014	894,600	9.62
Granted	10,369,278		25.69
Forfeited	(527,274)
Vested	(4,963,116)
Unvested as of December 31, 2015	5,773,488	9.51
Granted	3,597,722		24.63
Forfeited	(1,077,996)
Vested	(1,243,076)
Unvested as of December 31, 2016	7,050,138	9.09
Granted	4,381,182		23.53
Forfeited	(2,104,716)
Vested	(1,890,568)
Unvested as of December 31, 2017	7,436,036	8.85
Fully vested and expected to vest as of December 31, 2017	15,532,796

Note:
(1)          In March 2015, in connection with the acquisition of Anjuke, the Company issued 248,216 fully vested RSUs of the Company to former Anjuke’s employees as part of the share consideration. In August 2015, in connection with our strategic investment in Ganji, the Company issued 4,449,002 fully vested RSUs of the Company to former Ganji’s employees as part of the share consideration.

As of December 31, 2017, there were a total of RMB1.1 billion unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the 2010 and 2013 Plan. The expense is expected to be recognized over a weighted average period of 3.22 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.

The Group estimated the fair value of share options using the Binominal option-pricing model with the assistance from an independent valuation firm. The fair value of each option grant under the 2013 Plan was estimated on the date of grant with the following assumptions:

2015
Expected volatility	48.50%-49.00%
Risk-free interest rate (per annum)	2.67%-2.76%
Exercise multiple	2-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.17%-0.25%
Fair value of the underlying shares on the date of option grants (US$)	10.93-24.85

The Group estimated the risk free rate based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Share-based compensation expenses for the share-based awards which are based on service conditions are recognized using the straight-line attribution approach.

58 Home Share-based Awards

In February 2015, 58 Home, a subsidiary of the Group, adopted its 2015 Share Incentive Plan, or the 58 Home 2015 Plan. The maximum aggregate number of shares which may be issued pursuant to all awards under the 58 Home 2015 Plan is 20,000,000 ordinary shares of 58 Home. The 58 Home 2015 Plan permits the awards of options, restricted shares and restricted share units. Unless terminated earlier, the 58 Home 2015 Plan will terminate automatically in 2025. In connection with the Series A round of equity financing closed on November 27, 2015, the maximum aggregate number of shares which may be issued under the 58 Home 2015 Plan was increased by 2,000,000 ordinary shares of 58 Home.

A summary of the 58 Home’s share option activities for the years ended December 31, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2014	—
Granted	8,921,000	0.11
Forfeited	(979,000)	0.13
Outstanding as of December 31, 2015	7,942,000	0.11	8.99	22,780

In February 2015, 58 Home granted 9,100,000 RSs to selected management members of 58 Home. In April 2015, 58 Home further granted 1,880,000 RSs to a senior management member of the Company under the 58 Home 2015 Plan. All of these RSs were fully vested on the respective grant dates. Share-based compensation expense amounted to RMB12.2 million was recognized during the year ended December 31, 2015 with respect to the grant of the RSs. These holders of RSs are referred to as “noncontrolling interests” of 58 Home. Please see Note 5 for details.

The weighted average grant date fair value of options granted under 58 Home share-based awards for the year ended December 31, 2015 was US$0.15 per share.

The Group estimated the fair value of share options using the Binominal option-pricing model with the assistance from an independent valuation firm. The fair value of each option grant under the 58 Home 2015 Plan was estimated on the date of grant with the following assumptions:

2015
Expected volatility	59.40%-60.00%
Risk-free interest rate (per annum)	2.46%-2.63%
Exercise multiple	2-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.25%
Fair value of the underlying shares on the date of option grants (US$)	0.10-0.27

The estimation methodology of each assumption was consistent with 58.com Share-based Awards as stated above.

Zhuan Zhuan Share-based Awards

In September 2017, Zhuan Zhuan Holding, a subsidiary of the Group, adopted a share incentive plan, or the Zhuan Zhuan 2017 Plan. The Zhuan Zhuan 2017 Plan permits the awards of options, restricted share units and restricted shares. Awards of share rights may be granted under Zhuan Zhuan 2017 Plan to employees and management of Zhuan Zhuan Holding and of any present or future parents or subsidiaries or variable interest entities of Zhuan Zhuan Holding. The maximum term of any share right granted under the plan is ten years from the grant date. The Zhuan Zhuan 2017 Plan will expire on September 30, 2027.

Share Option awards of Zhuan Zhuan

As of December 31, 2017, Zhuan Zhuan Holding had granted options for the purchase of certain ordinary shares to its employees and management. The options granted to the employees were to be vested over four years, one fourth (1/4) of which shall vest upon the first anniversary of the commencement date and the remaining shall vest every six months thereafter in equal installments. The options granted to management were to be vested over six years, 12.5% of which shall vest upon the second anniversary of the commencement date, 25% each shall vest on the third, fourth and fifth anniversary, respectively and the remaining 12.5% shall vest on the sixth anniversary.

For the options awarded to the employees, the vested options will not be exercisable prior to Zhuan Zhuan Holding’s completion of a qualified IPO, therefore the completion of a qualified IPO is considered to be a performance condition and no compensation expense should be recognized until it becomes probable that the performance condition can be achieved. The options granted to management are exercisable once vested. As a result, the Group had only recognized the compensation expense for the options granted to the management for the years ended December 31, 2017 and recognized no compensation expenses for the options granted to employees.

Restricted Share Units (“RSUs”) awards of Zhuan Zhuan

As of December 31, 2017, Zhuan Zhuan Holding had granted certain RSUs to the employees, for which one fourth (1/4) will become vested upon the first anniversary of the commencement date, and the remaining shall vest every six months thereafter in equal installments. The granted RSUs cannot be settled prior to Zhuan Zhuan Holding’s completion of a qualified IPO. The employees can keep holding the vested RSUs until Zhuan Zhuan Holding completes a qualified IPO or request Zhuan Zhuan Holding to redeem the vested RSUs upon the termination of their employment before they are able to be settled.

Therefore, the award is akin to a tandem award with two components: (i) a cash settled feature at the redemption value; (ii) an equity settled feature as a call option on the vested RSUs. The Group recognized component (i) of this award over the requisite service period as a liability and did not recognize the compensation for component (ii) considering it is subject to the performance condition.

Restricted Share (“RS”) Awards of Zhuan Zhuan

As of December 31, 2017, Zhuan Zhuan Holding had granted certain restricted shares to management of Zhuan Zhuan Holding. The granted restricted shares are to be vested and settled over four years in equal installments. The management has the right to request Zhuan Zhuan Holding to redeem the vested RSs or to keep holding these vested RSs upon the termination of the employment, therefore this award is akin to a tandem award with two components: (i) a cash settled feature at the redemption value; (ii) an equity settled feature as a call option on the vested RSs. The Group recognized component (i) of this award over the requisite service period as liabilities and component (ii) as equities.

The Group estimated the fair value of its share-based awards using the Binominal option-pricing model with the assistance from an independent valuation firm. The fair value of the share-based awards granted under the Zhuan Zhuan 2017 Plan was estimated on the date of grant with the following assumptions:

2017
Expected volatility	60.00%
Risk-free interest rate (per annum)	3.19%
Exercise multiple	2.0-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.0%-0.1%
Fair value of the underlying shares on the date of option grants (US$)	0.261-0.9

The estimation methodology of each assumption was consistent with 58.com Share-based Awards as stated above.

During the year ended December 31, 2017, the Group recognized RMB15.7 million share-based compensation expenses for Zhuan Zhuan 2017 Plan. As of December 31, 2017, there were a total of RMB217.0 million unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement and arrangements that are subject to performance condition. The expense is expected to be recognized over a weighted average period of 3.74 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures and probability of achieving the performance condition.

The Group recognized share-based compensation expenses under 58.com Share-based Awards, 58 Home Share-based Awards and Zhuan Zhuan Holding Share-based awards in total of RMB176.6 million, RMB266.6 million and RMB350.6 million for the years ended December 31, 2015, 2016 and 2017, respectively.